UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

July 31, 2004

TMG-QTLY-0904

1.804882.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.	4,000	$ 137,400
BorgWarner, Inc.	3,800	179,322
Johnson Controls, Inc.	2,400	135,480
		452,202
Hotels, Restaurants & Leisure - 1.9%
Kerzner International Ltd. (a)	6,100	286,151
McDonald's Corp.	24,800	682,000
		968,151
Household Durables - 2.0%
Centex Corp.	3,000	127,260
D.R. Horton, Inc.	4,900	135,387
Hovnanian Enterprises, Inc. Class A (a)	4,200	130,326
KB Home	2,000	128,100
Koninklijke Philips Electronics NV (NY Shares)	9,200	222,916
Pulte Homes, Inc.	2,600	142,038
Standard Pacific Corp.	2,800	129,948
		1,015,975
Leisure Equipment & Products - 0.3%
MarineMax, Inc. (a)	5,100	125,409
Media - 1.5%
Time Warner, Inc. (a)	45,800	762,570
Multiline Retail - 2.9%
Federated Department Stores, Inc.	5,300	253,976
JCPenney Co., Inc.	10,100	404,000
Nordstrom, Inc.	12,700	557,530
Saks, Inc.	17,600	229,680
		1,445,186
Specialty Retail - 1.8%
Aeropostale, Inc. (a)	6,000	182,880
American Eagle Outfitters, Inc. (a)	4,500	147,465
Genesco, Inc. (a)	10,300	221,038
Lithia Motors, Inc. Class A	4,800	112,128
Shoe Carnival, Inc. (a)	8,655	115,804
Urban Outfitters, Inc. (a)	4,500	133,830
		913,145
Textiles Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	3,800	137,522
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Perry Ellis International, Inc. (a)	5,500	$ 129,580
Tommy Hilfiger Corp. (a)	8,600	120,400
		387,502
TOTAL CONSUMER DISCRETIONARY		6,070,140
CONSUMER STAPLES - 6.5%
Beverages - 1.0%
PepsiCo, Inc.	9,900	495,000
Food & Staples Retailing - 1.1%
Albertsons, Inc.	22,100	539,019
Food Products - 3.5%
Archer-Daniels-Midland Co.	35,700	550,851
Bunge Ltd.	12,500	501,625
Chiquita Brands International, Inc. (a)	13,400	261,836
Del Monte Foods Co. (a)	12,900	135,966
Fresh Del Monte Produce, Inc.	5,300	140,715
Green Mountain Coffee Roasters, Inc. (a)	2,600	47,970
Interstate Bakeries Corp.	12,400	121,892
		1,760,855
Tobacco - 0.9%
Altria Group, Inc.	10,000	476,000
TOTAL CONSUMER STAPLES		3,270,874
ENERGY - 7.5%
Energy Equipment & Services - 1.8%
Nabors Industries Ltd. (a)	2,700	125,550
Transocean, Inc. (a)	19,100	542,440
Willbros Group, Inc. (a)	18,600	273,606
		941,596
Oil & Gas - 5.7%
ConocoPhillips	3,411	268,684
General Maritime Corp. (a)	9,900	293,634
Houston Exploration Co. (a)	2,800	151,200
Newfield Exploration Co. (a)	2,600	153,582
OMI Corp.	24,800	360,840
Premcor, Inc. (a)	7,100	254,890
Quicksilver Resources, Inc. (a)	4,200	133,014
Sunoco, Inc.	4,200	286,314
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp.	8,000	$ 318,240
Valero Energy Corp.	8,500	636,820
		2,857,218
TOTAL ENERGY		3,798,814
FINANCIALS - 17.5%
Capital Markets - 1.5%
Bear Stearns Companies, Inc.	3,800	316,996
Goldman Sachs Group, Inc.	2,700	238,113
Lehman Brothers Holdings, Inc.	3,200	224,320
		779,429
Commercial Banks - 0.5%
Westcorp	6,700	278,586
Consumer Finance - 0.8%
ACE Cash Express, Inc. (a)	5,300	122,536
Capital One Financial Corp.	3,800	263,416
		385,952
Diversified Financial Services - 4.3%
CIT Group, Inc.	15,800	549,208
Citigroup, Inc.	36,268	1,599,055
		2,148,263
Insurance - 6.6%
ACE Ltd.	13,800	560,142
Arch Capital Group Ltd. (a)	6,800	261,800
Endurance Specialty Holdings Ltd.	15,400	508,970
Fidelity National Financial, Inc.	6,970	252,663
Hartford Financial Services Group, Inc.	9,400	611,940
MetLife, Inc.	16,000	570,720
PartnerRe Ltd.	2,300	120,313
St. Paul Travelers Companies, Inc.	4,000	148,280
UICI (a)	6,200	148,304
XL Capital Ltd. Class A	1,800	127,224
		3,310,356
Thrifts & Mortgage Finance - 3.8%
Countrywide Financial Corp.	9,489	684,157
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Doral Financial Corp.	8,400	$ 329,700
Fannie Mae	12,500	887,000
		1,900,857
TOTAL FINANCIALS		8,803,443
HEALTH CARE - 10.0%
Biotechnology - 0.7%
Charles River Laboratories International, Inc. (a)	2,800	126,196
Enzon Pharmaceuticals, Inc. (a)	8,600	106,726
ImClone Systems, Inc. (a)	2,200	129,624
		362,546
Health Care Equipment & Supplies - 3.6%
Becton, Dickinson & Co.	10,400	491,192
Boston Scientific Corp. (a)	13,600	520,336
C.R. Bard, Inc.	2,300	126,960
DJ Orthopedics, Inc. (a)	5,600	99,680
Millipore Corp. (a)	2,300	121,187
Quidel Corp. (a)	36,800	127,696
Sonic Innovations, Inc. (a)	20,000	88,400
St. Jude Medical, Inc. (a)	3,100	211,203
		1,786,654
Health Care Providers & Services - 1.5%
Coventry Health Care, Inc. (a)	2,600	132,886
PacifiCare Health Systems, Inc. (a)	4,500	137,565
Service Corp. International (SCI) (a)	35,800	227,330
U.S. Oncology, Inc. (a)	10,800	160,596
UnitedHealth Group, Inc.	1,462	91,960
		750,337
Pharmaceuticals - 4.2%
Endo Pharmaceuticals Holdings, Inc. (a)	6,600	126,720
Pfizer, Inc.	46,875	1,498,125
Wyeth	14,500	513,300
		2,138,145
TOTAL HEALTH CARE		5,037,682
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.2%
Aerospace & Defense - 5.5%
AAR Corp. (a)	5,000	$ 52,000
DRS Technologies, Inc. (a)	3,600	128,592
EADS NV	4,799	132,135
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	10,700	306,020
Goodrich Corp.	4,100	132,553
Lockheed Martin Corp.	2,900	153,671
Northrop Grumman Corp.	6,800	357,680
Precision Castparts Corp.	10,000	563,300
The Boeing Co.	15,600	791,700
United Defense Industries, Inc. (a)	4,100	142,065
		2,759,716
Building Products - 0.3%
Masco Corp.	4,600	139,104
Commercial Services & Supplies - 2.1%
Asset Acceptance Capital Corp.	8,100	139,482
Cendant Corp.	28,300	647,504
Labor Ready, Inc. (a)	17,700	248,154
		1,035,140
Construction & Engineering - 0.9%
Granite Construction, Inc.	7,100	126,309
MasTec, Inc. (a)	32,800	204,672
URS Corp. (a)	5,600	135,240
		466,221
Industrial Conglomerates - 1.1%
General Electric Co.	16,700	555,275
Machinery - 2.8%
AGCO Corp. (a)	6,800	142,256
Cummins, Inc.	8,200	569,326
JLG Industries, Inc.	9,900	138,600
PACCAR, Inc.	3,200	191,872
Reliance Steel & Aluminum Co.	3,600	143,352
SPX Corp.	6,000	245,700
		1,431,106
Road & Rail - 0.5%
CSX Corp.	8,300	259,790
TOTAL INDUSTRIALS		6,646,352
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 3.5%
Arris Group, Inc. (a)	14,900	$ 65,486
Carrier Access Corp. (a)	68,100	506,664
Cisco Systems, Inc. (a)	23,600	492,296
Motorola, Inc.	36,700	584,631
UTStarcom, Inc. (a)	6,900	125,994
		1,775,071
Computers & Peripherals - 2.8%
Hewlett-Packard Co.	24,200	487,630
International Business Machines Corp.	8,100	705,267
Western Digital Corp. (a)	30,500	213,805
		1,406,702
Electronic Equipment & Instruments - 2.2%
Arrow Electronics, Inc. (a)	5,700	134,862
Avnet, Inc. (a)	6,600	128,172
Flextronics International Ltd. (a)	12,200	153,354
PC Connection, Inc. (a)	38,879	297,463
TTM Technologies, Inc. (a)	22,000	252,560
Vishay Intertechnology, Inc. (a)	7,700	119,350
		1,085,761
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	10,500	156,765
Ask Jeeves, Inc. (a)	4,500	130,860
Blue Coat Systems, Inc. (a)	3,100	57,381
Cryptologic, Inc.	9,000	130,540
EarthLink, Inc. (a)	13,200	130,284
Yahoo!, Inc. (a)	12,900	397,320
		1,003,150
IT Services - 1.5%
Alliance Data Systems Corp. (a)	3,300	131,043
Computer Sciences Corp. (a)	3,000	141,750
DST Systems, Inc. (a)	11,100	505,716
		778,509
Semiconductors & Semiconductor Equipment - 3.7%
Conexant Systems, Inc. (a)	55,400	88,086
Intel Corp.	30,700	748,466
Lam Research Corp. (a)	5,600	133,560
National Semiconductor Corp. (a)	32,800	562,520
Samsung Electronics Co. Ltd.	400	142,992
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Storage Technology, Inc. (a)	11,600	$ 77,024
Teradyne, Inc. (a)	7,400	126,540
		1,879,188
Software - 5.1%
Amdocs Ltd. (a)	10,800	234,360
Aspen Technology, Inc. (a)	21,400	126,902
Autodesk, Inc.	4,900	196,980
Dynamics Research Corp. (a)	8,700	149,649
Microsoft Corp.	54,700	1,556,762
Oracle Corp. (a)	28,100	295,331
		2,559,984
TOTAL INFORMATION TECHNOLOGY		10,488,365
MATERIALS - 2.3%
Metals & Mining - 2.3%
Cleveland-Cliffs, Inc. (a)	4,200	275,268
Inco Ltd. (a)	7,900	261,976
Phelps Dodge Corp.	7,900	615,726
		1,152,970
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.9%
BellSouth Corp.	10,200	276,318
Golden Telecom, Inc.	5,100	128,724
Verizon Communications, Inc.	14,400	554,976
		960,018
Wireless Telecommunication Services - 2.9%
Nextel Communications, Inc. Class A (a)	25,750	586,070
NII Holdings, Inc. (a)	15,600	593,112
Western Wireless Corp. Class A (a)	10,500	277,095
		1,456,277
TOTAL TELECOMMUNICATION SERVICES		2,416,295
UTILITIES - 3.7%
Electric Utilities - 2.7%
Exelon Corp.	3,900	136,110
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PG&E Corp. (a)	20,700	$ 590,778
TXU Corp.	15,400	610,764
		1,337,652
Multi-Utilities & Unregulated Power - 1.0%
AES Corp. (a)	27,100	261,515
Constellation Energy Group, Inc.	6,900	265,995
		527,510
TOTAL UTILITIES		1,865,162
TOTAL COMMON STOCKS (Cost $49,385,179)		49,550,097
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.95% to 1.19% 8/5/04 to 9/2/04 (c) (Cost $149,912)	$ 150,000	149,911
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 1.33% (b) (Cost $912,103)	912,103	912,103
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $50,447,194)		50,612,111
NET OTHER ASSETS - (0.5)%		(246,078)
NET ASSETS - 100%		$ 50,366,033
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 S&P 500 Index Contracts	Sept. 2004	$ 275,275	$ 3,569

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,916.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $50,504,987. Net unrealized appreciation aggregated $107,124, of which $3,564,363 related to appreciated investment securities and $3,457,239 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Tax Managed Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

ATMS-QTLY-0904

1.804830.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.	800	$ 27,480
BorgWarner, Inc.	800	37,752
Johnson Controls, Inc.	500	28,225
		93,457
Hotels, Restaurants & Leisure - 1.9%
Kerzner International Ltd. (a)	1,300	60,983
McDonald's Corp.	5,100	140,250
		201,233
Household Durables - 2.0%
Centex Corp.	700	29,694
D.R. Horton, Inc.	1,100	30,393
Hovnanian Enterprises, Inc. Class A (a)	900	27,927
KB Home	400	25,620
Koninklijke Philips Electronics NV (NY Shares)	1,700	41,191
Pulte Homes, Inc.	600	32,778
Standard Pacific Corp.	500	23,205
		210,808
Leisure Equipment & Products - 0.2%
MarineMax, Inc. (a)	1,100	27,049
Media - 1.5%
Time Warner, Inc. (a)	9,570	159,341
Multiline Retail - 2.8%
Federated Department Stores, Inc.	1,100	52,712
JCPenney Co., Inc.	2,000	80,000
Nordstrom, Inc.	2,700	118,530
Saks, Inc.	3,700	48,285
		299,527
Specialty Retail - 1.8%
Aeropostale, Inc. (a)	1,200	36,576
American Eagle Outfitters, Inc. (a)	900	29,493
Genesco, Inc. (a)	2,200	47,212
Lithia Motors, Inc. Class A	1,000	23,360
Shoe Carnival, Inc. (a)	1,845	24,686
Urban Outfitters, Inc. (a)	900	26,766
		188,093
Textiles Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	800	28,952
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Perry Ellis International, Inc. (a)	1,000	$ 23,560
Tommy Hilfiger Corp. (a)	1,900	26,600
		79,112
TOTAL CONSUMER DISCRETIONARY		1,258,620
CONSUMER STAPLES - 6.4%
Beverages - 1.0%
PepsiCo, Inc.	2,100	105,000
Food & Staples Retailing - 1.1%
Albertsons, Inc.	4,600	112,194
Food Products - 3.4%
Archer-Daniels-Midland Co.	7,400	114,182
Bunge Ltd.	2,600	104,338
Chiquita Brands International, Inc. (a)	2,700	52,758
Del Monte Foods Co. (a)	2,800	29,512
Fresh Del Monte Produce, Inc.	1,000	26,550
Green Mountain Coffee Roasters, Inc. (a)	500	9,225
Interstate Bakeries Corp.	2,700	26,541
		363,106
Tobacco - 0.9%
Altria Group, Inc.	2,070	98,532
TOTAL CONSUMER STAPLES		678,832
ENERGY - 7.4%
Energy Equipment & Services - 1.8%
Nabors Industries Ltd. (a)	600	27,900
Transocean, Inc. (a)	3,900	110,760
Willbros Group, Inc. (a)	4,100	60,311
		198,971
Oil & Gas - 5.6%
ConocoPhillips	742	58,447
General Maritime Corp. (a)	2,200	65,252
Houston Exploration Co. (a)	600	32,400
Newfield Exploration Co. (a)	500	29,535
OMI Corp.	5,200	75,660
Premcor, Inc. (a)	1,500	53,850
Quicksilver Resources, Inc. (a)	800	25,336
Sunoco, Inc.	900	61,353
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp.	1,600	$ 63,648
Valero Energy Corp.	1,710	128,113
		593,594
TOTAL ENERGY		792,565
FINANCIALS - 17.2%
Capital Markets - 1.5%
Bear Stearns Companies, Inc.	800	66,736
Goldman Sachs Group, Inc.	600	52,914
Lehman Brothers Holdings, Inc.	610	42,761
		162,411
Commercial Banks - 0.5%
Westcorp	1,400	58,212
Consumer Finance - 0.8%
ACE Cash Express, Inc. (a)	1,100	25,432
Capital One Financial Corp.	800	55,456
		80,888
Diversified Financial Services - 4.2%
CIT Group, Inc.	3,300	114,708
Citigroup, Inc.	7,430	327,586
		442,294
Insurance - 6.5%
ACE Ltd.	2,800	113,652
Arch Capital Group Ltd. (a)	1,400	53,900
Endurance Specialty Holdings Ltd.	3,300	109,065
Fidelity National Financial, Inc.	1,470	53,288
Hartford Financial Services Group, Inc.	1,900	123,690
MetLife, Inc.	3,300	117,711
PartnerRe Ltd.	500	26,155
St. Paul Travelers Companies, Inc.	900	33,363
UICI (a)	1,300	31,096
XL Capital Ltd. Class A	400	28,272
		690,192
Thrifts & Mortgage Finance - 3.7%
Countrywide Financial Corp.	1,949	140,523
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Doral Financial Corp.	1,800	$ 70,650
Fannie Mae	2,630	186,625
		397,798
TOTAL FINANCIALS		1,831,795
HEALTH CARE - 9.9%
Biotechnology - 0.7%
Charles River Laboratories International, Inc. (a)	600	27,042
Enzon Pharmaceuticals, Inc. (a)	1,800	22,338
ImClone Systems, Inc. (a)	500	29,460
		78,840
Health Care Equipment & Supplies - 3.6%
Becton, Dickinson & Co.	2,200	103,906
Boston Scientific Corp. (a)	2,800	107,128
C.R. Bard, Inc.	500	27,600
DJ Orthopedics, Inc. (a)	1,100	19,580
Millipore Corp. (a)	500	26,345
Quidel Corp. (a)	7,800	27,066
Sonic Innovations, Inc. (a)	4,300	19,006
St. Jude Medical, Inc. (a)	700	47,691
		378,322
Health Care Providers & Services - 1.4%
Coventry Health Care, Inc. (a)	500	25,555
PacifiCare Health Systems, Inc. (a)	900	27,513
Service Corp. International (SCI) (a)	7,400	46,990
U.S. Oncology, Inc. (a)	2,200	32,714
UnitedHealth Group, Inc. (b)	317	19,939
		152,711
Pharmaceuticals - 4.2%
Endo Pharmaceuticals Holdings, Inc. (a)	1,400	26,880
Pfizer, Inc.	9,860	315,126
Wyeth	3,000	106,200
		448,206
TOTAL HEALTH CARE		1,058,079
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.0%
Aerospace & Defense - 5.4%
AAR Corp. (a)	1,100	$ 11,440
DRS Technologies, Inc. (a)	700	25,004
EADS NV	1,001	27,561
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	2,200	62,920
Goodrich Corp.	900	29,097
Lockheed Martin Corp.	550	29,145
Northrop Grumman Corp.	1,360	71,536
Precision Castparts Corp.	2,200	123,926
The Boeing Co.	3,200	162,400
United Defense Industries, Inc. (a)	900	31,185
		574,214
Building Products - 0.3%
Masco Corp.	900	27,216
Commercial Services & Supplies - 2.0%
Asset Acceptance Capital Corp.	1,700	29,274
Cendant Corp.	5,800	132,704
Labor Ready, Inc. (a)	3,760	52,715
		214,693
Construction & Engineering - 0.9%
Granite Construction, Inc.	1,500	26,685
MasTec, Inc. (a)	7,100	44,304
URS Corp. (a)	1,200	28,980
		99,969
Industrial Conglomerates - 1.1%
General Electric Co.	3,370	112,053
Machinery - 2.8%
AGCO Corp. (a)	1,400	29,288
Cummins, Inc.	1,700	118,031
JLG Industries, Inc.	2,100	29,400
PACCAR, Inc.	700	41,972
Reliance Steel & Aluminum Co.	800	31,856
SPX Corp.	1,200	49,140
		299,687
Road & Rail - 0.5%
CSX Corp.	1,800	56,340
TOTAL INDUSTRIALS		1,384,172
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 3.5%
Arris Group, Inc. (a)	3,000	$ 13,185
Carrier Access Corp. (a)	14,400	107,136
Cisco Systems, Inc. (a)	5,000	104,300
Motorola, Inc.	7,600	121,068
UTStarcom, Inc. (a)	1,500	27,390
		373,079
Computers & Peripherals - 2.8%
Hewlett-Packard Co.	5,000	100,750
International Business Machines Corp.	1,700	148,019
Western Digital Corp. (a)	6,300	44,163
		292,932
Electronic Equipment & Instruments - 2.1%
Arrow Electronics, Inc. (a)	1,200	28,392
Avnet, Inc. (a)	1,400	27,188
Flextronics International Ltd. (a)	2,600	32,682
PC Connection, Inc. (a)	8,121	62,134
TTM Technologies, Inc. (a)	4,600	52,808
Vishay Intertechnology, Inc. (a)	1,600	24,800
		228,004
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	2,100	31,353
Ask Jeeves, Inc. (a)	900	26,172
Blue Coat Systems, Inc. (a)	600	11,106
Cryptologic, Inc.	1,800	26,108
EarthLink, Inc. (a)	2,700	26,649
Yahoo!, Inc. (a)	2,700	83,160
		204,548
IT Services - 1.6%
Alliance Data Systems Corp. (a)	700	27,797
Computer Sciences Corp. (a)	600	28,350
DST Systems, Inc. (a)	2,400	109,344
		165,491
Semiconductors & Semiconductor Equipment - 3.7%
Conexant Systems, Inc. (a)	12,000	19,080
Intel Corp.	6,000	146,280
Lam Research Corp. (a)	1,200	28,620
National Semiconductor Corp. (a)	6,920	118,678
Samsung Electronics Co. Ltd.	100	35,748
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Storage Technology, Inc. (a)	2,500	$ 16,600
Teradyne, Inc. (a)	1,600	27,360
		392,366
Software - 5.0%
Amdocs Ltd. (a)	2,300	49,910
Aspen Technology, Inc. (a)	4,400	26,092
Autodesk, Inc.	1,000	40,200
Dynamics Research Corp. (a)	1,800	30,962
Microsoft Corp.	11,360	323,306
Oracle Corp. (a)	6,200	65,162
		535,632
TOTAL INFORMATION TECHNOLOGY		2,192,052
MATERIALS - 2.2%
Metals & Mining - 2.2%
Cleveland-Cliffs, Inc. (a)	900	58,986
Inco Ltd. (a)	1,600	53,059
Phelps Dodge Corp.	1,600	124,704
		236,749
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 1.9%
BellSouth Corp.	2,100	56,889
Golden Telecom, Inc.	1,000	25,240
Verizon Communications, Inc.	3,100	119,474
		201,603
Wireless Telecommunication Services - 2.9%
Nextel Communications, Inc. Class A (a)	5,150	117,214
NII Holdings, Inc. (a)	3,400	129,268
Western Wireless Corp. Class A (a)	2,200	58,058
		304,540
TOTAL TELECOMMUNICATION SERVICES		506,143
UTILITIES - 3.7%
Electric Utilities - 2.7%
Exelon Corp.	900	31,410
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PG&E Corp. (a)	4,300	$ 122,722
TXU Corp.	3,200	126,912
		281,044
Multi-Utilities & Unregulated Power - 1.0%
AES Corp. (a)	5,500	53,075
Constellation Energy Group, Inc.	1,400	53,970
		107,045
TOTAL UTILITIES		388,089
TOTAL COMMON STOCKS (Cost $10,176,574)		10,327,096
Investment Companies - 2.4%

S&P Depositary Receipts Trust unit Series 1 (Cost $258,451)	2,352	260,649
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.32%, dated 7/30/04 due 8/2/04) (Cost $54,000)	$ 54,006	54,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $10,489,025)		10,641,745
NET OTHER ASSETS - 0.1%		7,308
NET ASSETS - 100%		$ 10,649,053
Legend
(a) Non-income producing
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $10,518,372. Net unrealized appreciation aggregated $123,373, of which $748,844 related to appreciated investment securities and $625,471 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures.

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004